Employee Benefit Expenses - Schedule of Employee Benefit Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes Of Employee Benefits Expense [Abstract]
Share-based compensation expenses (Note 22)	¥ 57,863	¥ 5,535	¥ 3,875
Wages, salaries and bonuses	56,122	19,527	8,628
Welfare expenses	4,820	520	964
Housing funds	1,368	690	491
Contributions to defined benefit plan (Note 27(d))		971	1,140
Employee benefit expenses	¥ 120,173	¥ 27,243	¥ 15,098